BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Revenue from Significant Partners (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Partner A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	26.00%	17.00%
Partner B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	24.00%	21.00%	12.00%
Partner C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	10.00%	11.00%